Derivative Financial Instruments - Interest rate swaps designated as cash flow hedging instruments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) instrument	Dec. 31, 2016 USD ($)	Dec. 31, 2018 instrument	Jul. 31, 2016 facility
Interest rate swaps
Recycled loss of cash flow hedges reclassified to profit or loss	$ 4,368	$ 23,514
Interest rate swaps designated as cash flow hedging instruments
Interest rate swaps
Legacy facilities | facility				6
Recycled loss of cash flow hedges reclassified to profit or loss		12,953
Number of derivative financial instruments | instrument	0		0
Effective portion of changes in fair value of cash flow hedges		(7,550)
Recycled loss of cash flow hedges reclassified to profit or loss on realization of expense		$ 2,628